Debt (Details) - Schedule of debt consisted - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Debt Consisted Abstract
Paycheck Protection Program loan		$ 3,520
Amended and Restated Credit Agreement		33,087
Plus: Premium		708
Less: Unamortized debt issuance costs		(2,566)
Total long-term debt		34,749
Current portion of long-term debt		2,423
Long-term debt, net of current portion		$ 32,326